Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Federal - Current	$ 0.0	$ 4.1	$ (0.8)
State and Local - Current	(0.1)	0.4	0.0
Total Current	(0.1)	4.5	(0.8)
Federal - Deferred	(1.3)	7.3	(2.4)
State and Local - Deferred	4.6	1.7	0.1
Total Deferred	3.3	9.0	(2.3)
Tax expense / (benefit)	$ 3.2	$ 13.5	$ (3.1)